Estimated Amortization Expense (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Schedule Of Estimated Future Amortization Expense [Line Items]
For the year ended December 31, 2013	$ 6.0
For the year ended December 31, 2014	6.0
For the year ended December 31, 2015	5.6
For the year ended December 31, 2016	4.8
For the year ended December 31, 2017	4.6
For the years ended thereafter	$ 30.3